Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction
Operating expenses	$ 64,876	$ 73,094	$ 126,811	$ 130,017
General and administrative expenses	1,555	1,426	3,351	3,063
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	85,920	73,437	168,911	146,799
Related Party
Related Party Transaction
Vessel operating expenses	6,494	5,266	10,116	8,614
Voyage expenses and commissions		4		15
Technical and operational management fee from KNOT to Vessels	3,470	3,035	6,894	6,502
Total income (expenses)	(10,917)	(1,734)	(16,081)	(2,599)
Related Party | KNOT Management
Related Party Transaction
General and administrative expenses	433	381	860	710
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers		7,495	2,777	14,311
Related Party | KOAS
Related Party Transaction
General and administrative expenses	215	231	419	440
Related Party | KOAS UK
Related Party Transaction
General and administrative expenses	13	16	25	33
Related Party | KNOT
Related Party Transaction
General and administrative expenses	1	10	4	20
Related Party | Other counterparties
Related Party Transaction
Operating expenses	$ 291	$ 286	$ 540	$ 576